AllianceBernstein Emerging Markets Debt Portfolio
ALLIANCEBERNSTEIN EMERGING MARKETS DEBT PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 36 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 91 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Emerging Markets Debt Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Emerging Markets Debt Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.03%	0.05%	0.03%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Other Expenses	[1]	0.59%	0.61%	0.59%	0.82%	0.76%	0.68%	0.58%
Total Annual Fund Operating Expenses		1.44%	2.21%	1.19%	1.92%	1.61%	1.28%	1.18%
Fee Waiver and/or Expense Reimbursement	[2]	(0.39%)	(0.41%)	(0.39%)	(0.62%)	(0.56%)	(0.48%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.80%	0.80%	1.30%	1.05%	0.80%	0.80%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through April [ ], 2015 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.05%, 1.80%, .80%, 1.30%, 1.05%, .80% and .80% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Emerging Markets Debt Portfolio (USD $)	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	528	183	[1]	82	132	107	82	82
After 3 Years	824	652		339	545	455	380	337
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
At least 80% of the Fund's net assets will, under normal circumstances, be invested in fixed-income securities of emerging market issuers (including sovereign, quasi-sovereign and corporate issuers) and related derivatives. Examples of emerging market countries may include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. The Adviser expects to invest the Fund's assets in both investment grade fixed-income securities and fixed-income securities rated below investment-grade (commonly known as "junk bonds"). Below investment-grade securities will frequently make up a significant portion of the Fund's total assets.

In selecting securities for purchase or sale by the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global debt markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser combines quantitative forecasts with fundamental credit and economic research in seeking to exploit these inefficiencies. The Adviser seeks to generate returns from the Fund's fixed-income investments from a combination of country selection, sector analysis, currency allocation and security selection.

The Fund will most often invest in securities denominated in U.S. dollars, but may also purchase fixed-income securities denominated in foreign currencies. Fluctuations in currency exchange rates can have a dramatic impact on the returns of fixed-income securities denominated in foreign currencies. While the Adviser may hedge the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives, it is not required to do so. The Fund may take long and short positions in currencies (or related derivatives) independent of any such security positions, including taking a position in a currency when it does not hold any securities denominated in that currency.

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may, for example, use credit default and interest rate swaps and credit-linked notes to gain exposure to the fixed-income markets and, as noted above, may use currency derivatives.
PRINCIPAL RISKS
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties. Political changes in a country may affect the willingness or ability of a foreign government to make or provide for timely payments of its obligations.
  Market Risk: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perception of the junk bond market generally and less secondary market liquidity. These securities are often able to be "called" or repurchased by the issuer prior to their maturity date, forcing the Fund to reinvest the proceeds, possibly at a lower rate of return.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Diversification Risk: The Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.